Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Held-for-trading | Continuing Operation [Member]
Movement in level 3 assets
Amounts recorded in the income statement	£ (596)	£ (185)
Other instruments | Continuing Operation [Member]
Movement in level 3 assets
Amounts recorded in the income statement		190
Other financial assets | Continuing Operation [Member]
Movement in level 3 assets
Amounts recorded in the income statement	15
Recurring
Movement in level 3 assets
Assets at beginning of period	3,300
Assets at end of period	2,554	3,300
Recurring | IFRS9
Movement in level 3 assets
Assets at beginning of period	3,300
Amounts recorded in the income statement	(419)
Amounts recorded in the statement of comprehensive income	86
Level 3 transfers in	494
Level 3 transfers out	(916)
Purchases	1,136
Settlements	(256)
Sales	(867)
Foreign exchange and other adjustments	4
Assets at end of period	2,554	3,300
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(413)
Recurring | IAS39
Movement in level 3 assets
Assets at beginning of period	3,300	3,222
Amounts recorded in the income statement		31
Amounts recorded in the statement of comprehensive income		23
Level 3 transfers in		1,326
Level 3 transfers out		(625)
Purchases		887
Settlements		(515)
Sales		(1,055)
Foreign exchange and other adjustments		(6)
Assets at end of period		3,300
Amounts recorded in the income statement in respect of balances held at year end - unrealised		24
Amounts recorded in the income statement in respect of balances held at year end - realised		4
Recurring | Trading assets | IFRS9
Movement in level 3 assets
Assets at beginning of period	2,657
Amounts recorded in the income statement	(418)
Level 3 transfers in	492
Level 3 transfers out	(857)
Purchases	1,121
Settlements	(218)
Sales	(541)
Foreign exchange and other adjustments	3
Assets at end of period	2,233	2,657
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(421)
Recurring | Trading assets | IAS39
Movement in level 3 assets
Assets at beginning of period	2,657	2,692
Amounts recorded in the income statement		(147)
Level 3 transfers in		1,307
Level 3 transfers out		(624)
Purchases		871
Settlements		(512)
Sales		(930)
Assets at end of period		2,657
Amounts recorded in the income statement in respect of balances held at year end - unrealised		(134)
Amounts recorded in the income statement in respect of balances held at year end - realised		(2)
Recurring | Other financial assets | IFRS9
Movement in level 3 assets
Assets at beginning of period	643
Amounts recorded in the income statement	(1)
Amounts recorded in the statement of comprehensive income	86
Level 3 transfers in	2
Level 3 transfers out	(59)
Purchases	15
Settlements	(38)
Sales	(326)
Foreign exchange and other adjustments	1
Assets at end of period	321	643
Amounts recorded in the income statement in respect of balances held at year end - unrealised	8
Recurring | Other financial assets | IAS39
Movement in level 3 assets
Assets at beginning of period	£ 643	530
Amounts recorded in the income statement		178
Amounts recorded in the statement of comprehensive income		23
Level 3 transfers in		19
Level 3 transfers out		(1)
Purchases		16
Settlements		(3)
Sales		(125)
Foreign exchange and other adjustments		(6)
Assets at end of period		643
Amounts recorded in the income statement in respect of balances held at year end - unrealised		158
Amounts recorded in the income statement in respect of balances held at year end - realised		£ 6